Statutory Reserves and Net Restrictive Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statutory Reserves And Net Restrictive Assets [Abstract]
Minimum requirements of after tax profit allocation	10.00%
Rate of right to discontinue allocation to statutory reserve	50.00%
Restricted net assets	¥ 440,953	¥ 207,206